RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions and key management compensation [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

21 RELATED PARTY TRANSACTIONS

The Company's related parties include key management personnel and its subsidiaries. Transactions with the Company's subsidiaries have been eliminated on consolidation and are not disclosed in this note.

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of the Company and consist of directors and senior officers. The table below includes compensation for the Executive Chair, CEO, CFO, COO and Directors. The compensation and benefits of the Company’s key management personnel are as follows:

	December 31, 2024	December 31, 2023
Compensation and benefits	1,447	2,161
Associate companies	47	2
Share-based compensation	853	610
	$2,347	$2,773

During the year ended December 31, 2024, the Company issued 145,783 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors.

During the year ended December 31, 2023, the Company issued 74,865 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. The share-based payment related to these DSUs is included in the above table under stock-based compensation.

As at December 31, 2024, $0.68 million (2023 - $1.16 million) was due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses. As at December 31, 2024, receivables from related parties were $0.02 million (2023 - $0.02 million).